CONVERTIBLE DEBENTURES (Tables)	9 Months Ended
Sep. 30, 2021
Convertible Debentures
SUMMARY OF DEBT COMPONENT

	$ CAD	$ USD

Year ended December 31, 2020
Proceeds on issuance of Debenture	17,910	13,334
Transaction costs paid	(768)	(572)
Portion allocated to equity - conversion option and other features	(8,683)	(6,464)
Interest expense	1,594	1,222
Value of shares issued to settle interest payable	(754)	(588)
Exchange differences	-	351
Closing balance	9,299	7,283

Period ended September 30, 2021
Opening balance	9,299	7,283
Interest expense	2,969	2,380
Value of shares issued to settle interest payable	(888)	(727)
Exchange differences	-	(4)
Closing balance	11,380	8,932